--------------------------------------------------------------------------------
                              Third Quarter Report

                                    Seligman
                                     Growth
                                   Fund, Inc.

                               September 30, 1995

                                     [LOGO]

                               A Growth Stock Fund
                               Established in 1937

                        Seligman Financial Services, Inc.
                                 an affiliate of

                                     [LOGO]

                             J. & W. Seligman & Co.
                                  incorporated
                                established 1864
                       100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Growth Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

EQGR3c 9/95

================================================================================
To the Shareholders
--------------------------------------------------------------------------------

     We are pleased to update you on Seligman Growth Fund with this Third Quarter Report. Your Fund outperformed the Standard & Poor's 500 Composite Stock Price Index (S&P 500) in the third quarter. However, for the nine months ended September 30, your Fund, as with many domestic equity mutual funds, lagged the S&P 500, which posted exceptional gains during this period. The return of the S&P 500 for the first nine months of the year was to a large extent driven by the strength of the technology sector, particularly the continued momentum of the U.S. semiconductor industry. For much of the nine months, your Fund was underweighted in the technology sector. Your Fund's investment performance, compared to the S&P 500, has been consolidated on page 5 for your convenience.

     Your Fund's gain information is as follows: for Class A and D shares, net realized gain per share from investment transactions for the first nine months totaled $0.61. At September 30, net unrealized gain per share totaled $1.22. The realized gain distribution for 1995 will be declared on December 21 and distributed before year end.

     Third quarter reports and statistics suggest that the U.S. economy is maintaining its pattern of slow growth; for example, factory orders for consumer goods rose at a tepid rate, as retailers continued to hold down inventories. In addition, inflation remained benign and low interest rates prevailed, supported by growing prospects for a deficit reduction plan that will curb government spending in areas previously off limits -- such as entitlements. In the past, an environment marked by such modest but sustained economic growth and subdued inflation has proven very positive for financial markets.

     Equity markets continued to be supported by increases -- albeit at a decelerated rate -- in corporate earnings. While this may point to less robust markets in general as we go forward, demand for the stocks of solid growth companies should continue. Overall, stock valuations seem reasonable based on estimated 1996 earnings, and equity markets should continue to benefit from stable-to-lower interest rates and continued corporate restructuring.

     In the past quarter, your Manager trimmed your Fund's weighting in the strong performing technology sector. Profits were taken and the proceeds used to build up financial and health care stocks with more predictable outlooks. Consumer stocks, selling at full valuation to estimated earnings, were reduced to make selective additions to basic materials and capital goods issues with above-average earnings growth potential. Based on this repositioning, your Fund seems well suited for the more selective equity markets we see ahead. For information about your Fund, or your investment in its shares, please write, or call the toll-free telephone numbers listed below. By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman
                                        /s/ Brian T. Zino
                                        -----------------
                                        Brian T. Zino
                                        President

October 27, 1995

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IMPORTANT TELEPHONE NUMBERS
Shareholder
Services
(800) 221-2450

Retirement Plan
Services
(800) 445-1777

24-Hour Automated
Telephone Access Service
(800) 622-4597

================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
                                                      Shares            Value
                                                    -----------      -----------
COMMON STOCKS 98.2%

AEROSPACE 2.0%
Boeing ....................................           175,000        $11,943,750
                                                                     -----------
AUTOMOTIVE AND RELATED 2.1%
Autoliv (ADRs)=* ..........................            40,000          2,435,000
Echlin ....................................           150,000          5,362,500
Harley-Davidson ...........................           200,000          4,875,000
                                                                     -----------
                                                                      12,672,500
                                                                     -----------
BUILDING AND CONSTRUCTION 0.2%
Wolseley ..................................           200,000          1,167,147
                                                                     -----------
BUSINESS SERVICES 12.2%
Alco Standard .............................            75,000          6,356,250
Asatsu ....................................            27,000            963,317
First Data ................................           225,000         13,950,000
General Motors (Class E) ..................           225,000         10,237,500
HFS Group* ................................           300,000         15,712,500
Interpublic Group of Companies ............           300,000         11,925,000
Reynolds & Reynolds (Class A) .............           200,000          6,875,000
SunGard Data Systems* .....................           250,000          7,250,000
                                                                     -----------
                                                                      73,269,567
                                                                     -----------
CHEMICALS 2.8%
Air Products & Chemicals ..................           150,000          7,818,750
Bayer AG ..................................             5,700          1,455,514
Engelhard .................................           200,000          5,075,000
European Vinyls* ..........................            45,300          1,585,698
Toyo Ink Manufacturing ....................           119,000            654,201
                                                                     -----------
                                                                      16,589,163
                                                                     -----------
CONSUMER GOODS AND SERVICES 4.6%
Coca-Cola .................................           100,000          6,900,000
Gillette ..................................           175,000          8,334,375
Mattel ....................................           175,000          5,140,625
PepsiCo ...................................           150,000          7,650,000
                                                                     -----------
                                                                      28,025,000
                                                                     -----------
DRUGS AND HEALTH CARE 16.0%
Amgen* ....................................           200,000          9,987,500
Arjo ......................................            50,000            712,548
Columbia / HCA Healthcare .................           250,000         12,156,250
Genzyme* ..................................            75,000          4,331,250
Johnson & Johnson .........................           100,000          7,412,500
Medtronic .................................           150,000          8,062,500
Oxford Health Plans* ......................           125,000          9,078,125
PacifiCare Health Systems
  (Class B)* ..............................           150,000         10,181,250
Pfizer ....................................           225,000         12,009,375
Protein Design Laboratories* ..............           125,000          2,460,937
Schering-Plough ...........................           250,000         12,875,000
United Healthcare .........................           150,000          7,331,250
                                                                     -----------
                                                                      96,598,485
                                                                     -----------
ENERGY 0.4%
Huaneng Power International
(ADRs)* ...................................            73,000          1,259,250
YPF Sociedad Anonima (ADRs) ...............            75,000          1,350,000
                                                                     -----------
                                                                       2,609,250
                                                                     -----------
ENVIRONMENTAL SERVICES 0.5%
Browning-Ferris ...........................           100,000          3,037,500
                                                                     -----------

FINANCIAL SERVICES 15.6%
American International Group ..............           225,000         19,125,000
Citicorp ..................................           175,000         12,381,250
Den Norske Bank ...........................           450,000          1,239,551
Federal National Mortgage
Association ...............................            75,000          7,762,500
General Re ................................            75,000         11,325,000
Green Tree Financial ......................           150,000          9,150,000
Grupo Financiero Banamex
Accival (Class B) .........................           450,000            897,956
Internationale Nederlanden Bank 33,825 ....         1,964,210
MGIC Investment ...........................           150,000          8,587,500
Norwest ...................................           250,000          8,187,500
SunAmerica ................................            75,000          4,715,625
UTD Overseas Bank .........................           228,000          1,970,074
Wells Fargo ...............................            35,000          6,496,875
                                                                     -----------
                                                                      93,803,041
                                                                     -----------
INDUSTRIAL EQUIPMENT 3.8%
BBC Brown Boverie .........................             2,000          2,317,611
FKI Babcock ...............................           875,000          2,435,510
Foster Electric* ..........................            98,000            517,085
General Electric ..........................           150,000          9,562,500
Glory Kogyo ...............................            25,000            884,422
Horiba Instruments ........................            76,000            855,477
Illinois Tool Works .......................            75,000          4,415,625
Keyence ...................................             6,500            803,518
Sodick ....................................             6,000             51,859
Tsudakoma .................................           140,000            831,558
                                                                     -----------
                                                                      22,675,165
                                                                     -----------
LEISURE AND ENTERTAINMENT 8.5%
Capital Cities/ABC ........................            50,000          5,881,250
Circus Circus Enterprises* ................           275,000          7,700,000
Disney, Walt ..............................           125,000          7,171,875

                                                       Shares            Value
                                                    -----------      -----------
Granada Group .............................           230,000        $ 2,309,781
MGM Grand .................................           200,000          5,100,000
Mirage Resorts* ...........................           225,000          7,396,875
Scandinavian Broadcast System .............           125,000          3,484,375
Viacom (Class B) ..........................           250,000         12,437,500
                                                                     -----------
                                                                      51,481,656
                                                                     -----------
METALS 0.2%
Sumitomo Sitix ............................            82,000          1,269,146
                                                                     -----------

PRINTING AND PUBLISHING 0.4%
Reed Elsevier .............................           200,000          2,562,820
                                                                     -----------

RETAIL TRADE 3.9%
Aiya ......................................            40,000            442,211
Eckerd* ...................................           100,000          4,000,000
General Nutrition* ........................           140,000          6,335,000
Home Depot ................................           100,000          3,987,500
Hornbach Baumarkt .........................             2,500          1,399,580
Nordstrom .................................            50,000          2,090,625
Office Depot* .............................           150,000          4,518,750
Renown* ...................................           240,000            791,156
                                                                     -----------
                                                                      23,564,822
                                                                     -----------
STEEL 0.2%
Pohang Iron & Steel (ADSs) ................            40,000          1,315,000

TECHNOLOGY 15.3%
Applied Materials* ........................            80,000          8,200,000
Cisco Systems* ............................           150,000         10,359,375
Computer Software .........................            75,000          3,168,750
Farnell Electronics .......................           160,000          1,702,959
Hewlett-Packard ...........................            25,000          2,084,375
Informix ..................................           150,000          4,893,750
Intel .....................................           150,000          9,028,125
Lam Research* .............................            75,000          4,471,875
Linear Technology .........................           200,000          8,312,500
Microsoft* ................................           100,000          9,056,250
Oracle Systems* .........................             150,000          5,746,875
Silicon Graphics* .......................             150,000          5,156,250
Tektronix ...............................             100,000          5,900,000
3Com* ...................................             100,000          4,556,250
Xilinx* .................................             195,000          9,396,563
                                                                     -----------
                                                                      92,033,897
                                                                     -----------
TELECOMMUNICATIONS 5.4%
American Telephone & Telegraph ..........             100,000          6,575,000
DSC Communications* .....................             125,000          7,414,062
Indosat (ADSs) ..........................              15,500            544,438

                                                     Shares or
                                                     prin. amt.         Value
                                                    -----------      -----------
Motorola ................................             100,000shs.      7,637,500
Scientific-Atlanta ......................             300,000          5,062,500
Telecom Italia Spa ......................             600,000            999,381
Telecom Italia Mobile Spa ...............             600,000            990,092
WorldCom ................................             100,000          3,225,000
                                                                     -----------
                                                                      32,447,973
                                                                     -----------
TOBACCO 1.7%
Philip Morris ...........................             125,000         10,437,500
                                                                    ------------
Transportation 0.6%
Jurong Shipyard .........................             180,000          1,289,779
Kvaerner Industries .....................              36,815          1,488,896
Namura Shipbuilding .....................             107,000            596,834
                                                                    ------------
                                                                       3,375,509
                                                                    ------------
MISCELLANEOUS 1.8%
Land and General Berhad .................             500,000          1,312,649
Nera (ADSs) .............................              45,000          1,527,188
Tokyo Style .............................               2,000             30,955
Tyco International ......................             125,000          7,875,000
                                                                    ------------
                                                                      10,745,792
                                                                    ------------
TOTAL COMMON STOCKS
     (Cost $460,697,509) ................                            591,624,683
                                                                    ------------
CONVERTIBLE BONDS 0.1%
     (Cost $753,838)
ELECTRONICS 0.1%
United Micro Electronics
11/4%, 6/8/2004 .........................        $    430,000            733,688
                                                                    ------------
TOTAL INVESTMENTS 98.3%
     (Cost $461,451,347) ................                            592,358,371
OTHER ASSETS
     LESS LIABILITIES 1.7%...............                             10,183,458
                                                                    ------------
NET ASSETS ..............................               100.0%      $602,541,829
                                                                    ============
------------
* Non-income producing security.
+ Rule 144A security.
Note: Investments in stocks and bonds are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

LARGEST PORTFOLIO CHANGES+
During Past Three Months

                                                            Shares
                                                 -----------------------------
                                                                      Holdings
Additions                                        Increase             9/30/95
------------                                     --------             -------
Browning-Ferris .........................         100,000             100,000
Circus Circus Enterprises ...............         175,000             275,000
Engelhard ...............................         200,000             200,000
Federal National Mortgage
Association .............................          75,000              75,000
General Nutrition .......................         140,000             140,000
Informix ................................         150,000             150,000
Mattel ..................................         175,000             175,000
Scientific-Atlanta ......................         300,000             300,000
SunAmerica ..............................          75,000              75,000
Viacom (ClassB) .........................         100,000             250,000

                                                                      Holdings
Reductions                                        Decrease            9/30/95
--------------                                    --------            --------
Barnes & Noble ...........................        175,000                --
EMC ......................................        300,000                --
Enron ....................................        150,000                --
First USA ................................        100,000                --
Intel ....................................        125,000             150,000
International Business Machines ..........        100,000                --
McDonald's ...............................        150,000                --
Nordstrom ................................        100,000              50,000
Procter & Gamble .........................        125,000                --
United Healthcare ........................        100,000             150,000
----------------
+ Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.

MAJOR PORTFOLIO HOLDINGS
at September 30, 1995

Security                                                                Value
-----------                                                          -----------
American International Group ............................            $19,125,000
HFS Group ...............................................             15,712,500
First Data ..............................................             13,950,000
Schering-Plough .........................................             12,875,000
Viacom (Class B) ........................................             12,437,500
Citicorp ................................................             12,381,250
Columbia/HCA Healthcare .................................             12,156,250
Pfizer ..................................................             12,009,375
Boeing ..................................................             11,943,750
Interpublic Group of Companies ..........................             11,925,000

================================================================================
SELIGMAN GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT RESULTS
TOTAL RETURNS*
For Periods Ended September 30, 1995

                                                       AVERAGE ANNUAL
                                            ------------------------------------
                                                                       CLASS D
                        THREE     NINE      ONE      FIVE       TEN     SINCE
                       MONTHS    MONTHS     YEAR     YEARS     YEARS  INCEPTION+
                       ------    ------     ----     -----     -----  ----------
Class A
With Sales Charge       4.86%    17.61%    16.82%    15.46%    13.48%     --
Without Sales Charge   10.00     23.57     22.55     16.61     14.02      --

Class D
With CDSL               8.82     21.60     20.04       n/a       n/a      n/a
Without CDSL            9.82     22.60     21.04       n/a       n/a    11.06%


S&P 500**               7.95     29.77     29.75     17.23     15.98    15.63++

  ----------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE

                SEPTEMBER 30, 1995      JUNE 30, 1995      DECEMBER 31, 1994
                ------------------      -------------      -----------------
   CLASS A            $5.61                 $5.10                $4.54
   CLASS D            $5.37                 $4.89                $4.38

  ----------------------------------------------------------------------------

* The returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. No adjustment was made to performance for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of Class A shares. The returns for periods of one year or less for Class D shares are shown with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on certain shares redeemed within one year of purchase.

** The S&P 500 is an unmanaged index and assumes reinvestment of estimated dividends and does not reflect fees and expenses. Investors may not invest directly in an index.

+  May 3, 1993.

++ From April 30, 1993

          --------------------------------------------------------

These rates of return reflect changes in price and assume that all distributions within the period are reinvested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.
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